Long term debt - Schedules (Narrative) (Details)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Revolving Credit Facilities [Abstract]
Gross Unsecured Revolving Credit Facility Available	$ 1,000,000,000
Maximum Letters of credit under the facility	100,000,000
Increase in revolving credit facility with minimum Increments	50,000,000
Maximum unsecured revolving credit facility	1,250,000,000
Unsecured loans received	0
Outstanding letters of credit facility	1,528,603,000	$ 1,572,984,000
Gross Letters Of Credit Committments	$ 1,719,120,000	$ 1,716,473,000
Debt to tangible net worth ratio	1